Events after the Reporting Date (Details) $ / shares in Units, € in Millions, £ in Millions	1 Months Ended				12 Months Ended
	Mar. 28, 2022 EUR (€)	Mar. 22, 2022 GBP (£)	Feb. 16, 2022 USD ($)	Jan. 31, 2022	Dec. 31, 2021 USD ($) $ / shares
Events after the Reporting Date (Details) [Line Items]
Acquisition of brumbrum				the Group acquired brumbrum for €80 million in a mix of cash and Cazoo shares. Founded in 2016, brumbrum was based in Milan and grew to a team of over 180 staff, including at its 40,000 square meter vehicle preparation center in Reggio Emilia, which has the potential to recondition over 15,000 cars annually. The business offered hundreds of vehicles for sale, finance or subscription for delivery across Italy.
Issuance of convertible (in Dollars) | $			$ 630,000,000
Convertible of percentage			2.00%		50.00%
Conversion price percentage					150.00%
Principal amount (in Dollars) | $					$ 1,000
Conversion price per share (in Dollars per share) | $ / shares					$ 5
Weighted average price per share (in Dollars per share) | $ / shares					$ 6.75
Subsequent Event [Member]
Events after the Reporting Date (Details) [Line Items]
Existing lender amount (in Pounds) | £		£ 25
Asset-based securitization (in Euro) | €	€ 50
Issuance of convertible senior notes [Member]
Events after the Reporting Date (Details) [Line Items]
Convertible of percentage			2.00%
Convertible Notes [Member]
Events after the Reporting Date (Details) [Line Items]
Convertible of percentage					100.00%
Convertible Notes Prior to February 16, 2025 [Member]
Events after the Reporting Date (Details) [Line Items]
Convertible of percentage					15.00%